Geographic Information and Customer Concentration- Identifiable Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 802,606	$ 854,858
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	767,894	809,437
International
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 34,712	$ 45,421